PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks
Diversified Real Estate Activities 8.0%
ESR Cayman Ltd. (China)*	430,379	$1,538,536
Mitsubishi Estate Co. Ltd. (Japan)	185,146	2,923,652
New World Development Co. Ltd. (Hong Kong)	734,019	3,403,492
		7,865,680
Diversified REITs 4.8%
Essential Properties Realty Trust, Inc.	152,835	3,182,025
Stockland (Australia)	459,347	1,554,614
		4,736,639
Health Care REITs 8.9%
Aedifica SA (Belgium)	11,888	1,436,948
CareTrust REIT, Inc.	91,675	2,059,020
Global Medical REIT, Inc.	217,080	2,722,183
New Senior Investment Group, Inc.	479,723	2,542,532
		8,760,683
Hotel & Resort REITs 10.9%
Apple Hospitality REIT, Inc.	162,908	2,033,092
Invincible Investment Corp. (Japan)	3,751	1,244,420
Japan Hotel REIT Investment Corp. (Japan)	4,797	2,409,186
MGM Growth Properties LLC (Class A Stock)	38,370	1,195,226
RLJ Lodging Trust	305,746	3,947,181
		10,829,105
Hotels, Resorts & Cruise Lines 1.4%
Pandox AB (Sweden)*	91,179	1,374,739
Industrial REITs 13.8%
Americold Realty Trust	49,534	1,729,232
Duke Realty Corp.	48,847	1,932,387
Mapletree Logistics Trust (Singapore)	1,264,691	1,875,630
Mitsui Fudosan Logistics Park, Inc. (Japan)	320	1,594,526
Prologis, Inc.	36,196	3,735,427
Segro PLC (United Kingdom)	139,087	1,817,972
Summit Industrial Income REIT (Canada)	97,318	1,007,617
		13,692,791

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs 4.4%
alstria office REIT-AG (Germany)	55,697	$959,534
Derwent London PLC (United Kingdom)	22,389	972,781
Kilroy Realty Corp.	25,050	1,418,582
SL Green Realty Corp.	14,635	987,570
		4,338,467
Real Estate Operating Companies 12.8%
Aroundtown SA (Germany)	225,169	1,564,341
Fabege AB (Sweden)	162,203	2,421,102
VGP NV (Belgium)	9,950	1,636,093
Vonovia SE (Germany)	60,174	4,025,309
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	565,016	2,986,672
		12,633,517
Residential REITs 17.5%
American Campus Communities, Inc.	42,112	1,733,330
Camden Property Trust	27,963	2,856,420
Equity Residential	90,327	5,567,756
Ingenia Communities Group (Australia)	419,833	1,602,812
InterRent Real Estate Investment Trust (Canada)	162,243	1,787,686
Sun Communities, Inc.	18,636	2,667,371
UNITE Group PLC (The) (United Kingdom)*	86,019	1,129,352
		17,344,727
Retail REITs 8.7%
Agree Realty Corp.	12,829	810,793
British Land Co. PLC (The) (United Kingdom)	104,645	642,403
Japan Retail Fund Investment Corp. (Japan)	1,124	2,120,710
National Retail Properties, Inc.	56,504	2,203,656
Simon Property Group, Inc.	13,522	1,256,599
Urban Edge Properties	114,762	1,582,568
		8,616,729
Specialized REITs 6.6%
Life Storage, Inc.	45,223	3,689,292

PGIM Select Real Estate Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
QTS Realty Trust, Inc. (Class A Stock)	26,055	$1,696,181
VICI Properties, Inc.	44,136	1,115,758
		6,501,231

Total Long-Term Investments (cost $92,427,040)		96,694,308

Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,964,617)(wb)	6,964,617	6,964,617

TOTAL INVESTMENTS 104.9% (cost $99,391,657)		103,658,925
Liabilities in excess of other assets (4.9)%		(4,830,583)

Net Assets 100.0%		$98,828,342

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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